Stock Option Plan - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Options granted expiry date	Ten years	Ten years
Subordinate voting shares available to be granted	10,814,828
Stock option pre-IPO plan, exercisable term	Ten years	Ten years
Description of option pricing model, share options granted	Black-Scholes option-pricing model	Black-Scholes option-pricing model
Share based compensation expense	$ 14.2	$ 13.0
Unrecognized compensation cost related to unvested share-based payments	15.2	17.3
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expense	$ 14.2	$ 13.0